SCHEDULE OF DEFERRED REVENUE (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Deferred revenue, beginning	$ 219,068	$ 30,046
Customer payments received attributable to contract liabilities for unearned revenue	17,500	263,404
Revenue recognized from fulfilling contract liabilities	218,710	74,381
Deferred revenue, ending	$ 17,858	$ 219,068